Deferred Tax Assets and Liabilities - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	¥ (6,594)	¥ (2,531)	¥ 291
Increase (decrease) due to changes in accounting policy	676	(863)
Recognized in consolidated statement of comprehensive income	(5,583)	(3,200)	(2,822)
Ending balance	(11,501)	(6,594)	(2,531)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	(87)
Increase (decrease) due to changes in accounting policy		(169)
Recognized in consolidated statement of comprehensive income	(147)	82
Ending balance	(234)	(87)
Provisions and impairment losses, primarily for doubtful debts [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance		1,626	1,531
Recognized in consolidated statement of comprehensive income			95
Ending balance			1,626
Provisions and impairment losses, primarily for credit losses [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	1,925	1,626
Increase (decrease) due to changes in accounting policy		203
Recognized in consolidated statement of comprehensive income	28	96
Ending balance	1,953	1,925	1,626
Property, plant and equipment and others [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	(8,442)	(4,007)	(1,006)
Increase (decrease) due to changes in accounting policy		(1,066)
Recognized in consolidated statement of comprehensive income	(5,527)	(3,369)	(3,001)
Ending balance	(13,969)	(8,442)	(4,007)
Right-of-use assets and lease liabilities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Increase (decrease) due to changes in accounting policy	676
Recognized in consolidated statement of comprehensive income	68
Ending balance	744
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	10	19	35
Recognized in consolidated statement of comprehensive income	(5)	(9)	(16)
Ending balance	¥ 5	10	19
Available-for-sale equity securities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance		(169)	(269)
Increase (decrease) due to changes in accounting policy		¥ 169
Recognized in consolidated statement of comprehensive income			100
Ending balance			¥ (169)